Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Right to use assets, operating lease assets	$ 7,240,673	$ 7,628,591
Current lease liability	1,893,594	1,836,700
Non-current lease liability	5,484,090	5,807,266
Total	$ 7,377,684	$ 7,643,966